Distribution Date:	11/15/21	GS Mortgage Securities Corporation II
Determination Date:	11/08/21
Next Distribution Date:	12/10/21
Record Date:	10/29/21	Commercial Mortgage Pass-Through Certificates
Series 2013-GCJ14

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Delete
Certificate Interest Reconciliation Detail	4		, | ,
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Balances	8		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Current Mortgage Loan and Property Stratification	9-13		1601 Washington Avenue,Suite 700 | Miami Beach, FL 33139
Mortgage Loan Detail (Part 1)	14-16	Operating Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	17-19		Don Simon	(203) 660-6100
Principal Prepayment Detail	20		PO Box 4839, | Greenwich, CT 06831
Historical Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	22		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	23				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	24
		Trustee	Deutsche Bank Trust Company Americas
Specially Serviced Loan Detail - Part 2	25		Karlene Benvenuto		karlene.benvenuto@db.com
Modified Loan Detail	26		1761 East St. Andrew Place, | Santa Ana, CA 92705
Historical Liquidated Loan Detail	27	Controlling Class	Waterfall Asset Management, LLC
Historical Bond / Collateral Loss Reconciliation Detail	28	Representative
			-
Interest Shortfall Detail - Collateral Level	29
			, | ,
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
PEZ	36198FAR3	0.000000%	0.03	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
A-1	36198FAA0	1.217000%	81,916,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36198FAB8	2.995000%	77,951,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	36198FAC6	3.526000%	36,331,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	36198FAD4	3.955000%	165,000,000.00	162,082,395.73	0.00	534,196.56	0.00	0.00	534,196.56	162,082,395.73	38.30%	30.00%
A-5	36198FAE2	4.243000%	406,475,000.00	406,475,000.00	0.00	1,437,227.85	0.00	0.00	1,437,227.85	406,475,000.00	38.30%	30.00%
A-AB	36198FAF9	3.817000%	102,192,000.00	33,799,733.22	1,832,951.43	107,511.32	0.00	0.00	1,940,462.75	31,966,781.79	38.30%	30.00%
A-S	36198FAM4	4.507000%	99,413,000.00	99,413,000.00	0.00	373,378.66	0.00	0.00	373,378.66	99,413,000.00	28.08%	22.00%
B	36198FAP7	4.896096%	80,773,000.00	80,773,000.00	0.00	329,560.28	0.00	0.00	329,560.28	80,773,000.00	19.79%	15.50%
C	36198FAT9	4.896096%	46,600,000.00	46,600,000.00	0.00	190,131.71	0.00	0.00	190,131.71	46,600,000.00	15.00%	11.75%
D	36198FAV4	4.896096%	51,260,000.00	51,260,000.00	0.00	209,144.88	0.00	0.00	209,144.88	51,260,000.00	9.73%	7.63%
E	36198FAX0	4.896096%	10,873,000.00	10,873,000.00	0.00	44,362.71	0.00	0.00	44,362.71	10,873,000.00	8.61%	6.75%
F	36198FAZ5	4.896096%	21,747,000.00	21,747,000.00	0.00	88,729.49	0.00	0.00	88,729.49	21,747,000.00	6.38%	5.00%
G*	36198FBB7	4.250000%	24,853,000.00	24,853,000.00	0.00	88,021.04	0.00	0.00	88,021.04	24,853,000.00	3.83%	3.00%
H	36198FBD3	4.250000%	37,280,619.00	37,238,910.33	0.00	21,120.47	0.00	0.00	21,120.47	37,238,910.33	0.00%	0.00%
R	36198FBF8	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Q	NA	0.000000%	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,242,664,720.03	975,115,039.28	1,832,951.43	3,423,384.97	0.00	0.00	5,256,336.40	973,282,087.85

Notional Certificates
X-A	36198FAG7	0.702732%	969,278,000.00	701,770,128.95	0.00	410,963.64	0.00	0.00	410,963.64	699,937,177.52
X-C	36198FAK8	0.646096%	62,133,619.00	62,091,910.33	0.00	33,431.09	0.00	0.00	33,431.09	62,091,910.33
Notional SubTotal			1,031,411,619.00	763,862,039.28	0.00	444,394.73	0.00	0.00	444,394.73	762,029,087.85

Deal Distribution Total					1,832,951.43	3,867,779.70	0.00	0.00	5,700,731.13

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
PEZ	36198FAR3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-1	36198FAA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36198FAB8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	36198FAC6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	36198FAD4	982.31754988	0.00000000	3.23755491	0.00000000	0.00000000	0.00000000	0.00000000	3.23755491	982.31754988
A-5	36198FAE2	1,000.00000000	0.00000000	3.53583332	0.00000000	0.00000000	0.00000000	0.00000000	3.53583332	1,000.00000000
A-AB	36198FAF9	330.74735028	17.93634952	1.05205222	0.00000000	0.00000000	0.00000000	0.00000000	18.98840173	312.81100076
A-S	36198FAM4	1,000.00000000	0.00000000	3.75583334	0.00000000	0.00000000	0.00000000	0.00000000	3.75583334	1,000.00000000
B	36198FAP7	1,000.00000000	0.00000000	4.08007973	0.00000000	0.00000000	0.00000000	0.00000000	4.08007973	1,000.00000000
C	36198FAT9	1,000.00000000	0.00000000	4.08007961	0.00000000	0.00000000	0.00000000	0.00000000	4.08007961	1,000.00000000
D	36198FAV4	1,000.00000000	0.00000000	4.08007959	0.00000000	0.00000000	0.00000000	0.00000000	4.08007959	1,000.00000000
E	36198FAX0	1,000.00000000	0.00000000	4.08008001	0.00000000	0.00000000	0.00000000	0.00000000	4.08008001	1,000.00000000
F	36198FAZ5	1,000.00000000	0.00000000	4.08007955	0.00000000	0.00000000	0.00000000	0.00000000	4.08007955	1,000.00000000
G	36198FBB7	1,000.00000000	0.00000000	3.54166660	0.00000000	0.00000000	0.00000000	0.00000000	3.54166660	1,000.00000000
H	36198FBD3	998.88122378	0.00000000	0.56652681	2.97117760	54.22546417	0.00000000	0.00000000	0.56652681	998.88122378
R	36198FBF8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Q	NA	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36198FAG7	724.01326446	0.00000000	0.42398944	0.00000000	0.00000000	0.00000000	0.00000000	0.42398944	722.12221625
X-C	36198FAK8	999.32872621	0.00000000	0.53805155	0.00000000	0.00000000	0.00000000	0.00000000	0.53805155	999.32872621

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
PEZ	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	10/01/21 - 10/30/21	30	0.00	534,196.56	0.00	534,196.56	0.00	0.00	0.00	534,196.56	0.00
A-5	10/01/21 - 10/30/21	30	0.00	1,437,227.85	0.00	1,437,227.85	0.00	0.00	0.00	1,437,227.85	0.00
A-AB	10/01/21 - 10/30/21	30	0.00	107,511.32	0.00	107,511.32	0.00	0.00	0.00	107,511.32	0.00
X-A	10/01/21 - 10/30/21	30	0.00	410,963.64	0.00	410,963.64	0.00	0.00	0.00	410,963.64	0.00
X-C	10/01/21 - 10/30/21	30	0.00	33,431.09	0.00	33,431.09	0.00	0.00	0.00	33,431.09	0.00
A-S	10/01/21 - 10/30/21	30	0.00	373,378.66	0.00	373,378.66	0.00	0.00	0.00	373,378.66	0.00
B	10/01/21 - 10/30/21	30	0.00	329,560.28	0.00	329,560.28	0.00	0.00	0.00	329,560.28	0.00
C	10/01/21 - 10/30/21	30	0.00	190,131.71	0.00	190,131.71	0.00	0.00	0.00	190,131.71	0.00
D	10/01/21 - 10/30/21	30	0.00	209,144.88	0.00	209,144.88	0.00	0.00	0.00	209,144.88	0.00
E	10/01/21 - 10/30/21	30	0.00	44,362.71	0.00	44,362.71	0.00	0.00	0.00	44,362.71	0.00
F	10/01/21 - 10/30/21	30	0.00	88,729.49	0.00	88,729.49	0.00	0.00	0.00	88,729.49	0.00
G	10/01/21 - 10/30/21	30	0.00	88,021.04	0.00	88,021.04	0.00	0.00	0.00	88,021.04	0.00
H	10/01/21 - 10/30/21	30	1,904,048.03	131,887.81	0.00	131,887.81	110,767.34	0.00	0.00	21,120.47	2,021,558.87
Totals			1,904,048.03	3,978,547.04	0.00	3,978,547.04	110,767.34	0.00	0.00	3,867,779.70	2,021,558.87

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance	Principal Distribution	Interest Distribution	Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
AS_PEZ	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B_PEZ	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C_PEZ	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.03	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 5 of 30

	Additional Information

Total Available Distribution Amount (1)	5,700,731.13
Specially Serviced Loans not Delinquent
Number of Outstanding Loans	1
Aggregate Unpaid Principal Balance	34,896,080.16
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,003,891.89	Master Servicing Fee	21,524.29
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administration Fee	2,149.59
Interest Adjustments	0.00	Trustee Fee	201.52
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	419.84
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	1,049.60
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,003,891.89	Total Fees	25,344.84

Principal		Expenses/Reimbursements
Scheduled Principal	1,825,903.38	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	80,498.32
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	30,269.02
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	7,048.05	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,832,951.43	Total Expenses/Reimbursements	110,767.34

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,867,779.70
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,832,951.43
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,700,731.13
Total Funds Collected	5,836,843.32	Total Funds Distributed	5,836,843.31

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	975,115,039.29	975,115,039.29	Beginning Certificate Balance	975,115,039.28
(-) Scheduled Principal Collections	1,825,903.38	1,825,903.38	(-) Principal Distributions	1,832,951.43
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	7,048.05	7,048.05	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.01	0.01	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	973,282,087.85	973,282,087.85	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	978,761,732.81	978,761,732.81	Ending Certificate Balance	973,282,087.85
Ending Actual Collateral Balance	977,269,746.80	977,269,746.80

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.01)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.01
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.90%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	16	131,366,524.35	13.50%	19	5.0190	NAP	Defeased	16	131,366,524.35	13.50%	19	5.0190	NAP
3,000,000 or less	8	18,452,475.25	1.90%	20	5.2103	2.097832	1.30 or less	15	254,738,346.31	26.17%	21	4.9887	0.209696
3,000,001 to 5,000,000	15	57,878,139.54	5.95%	21	5.2997	1.697537	1.31-1.40	7	57,444,713.41	5.90%	20	4.8282	1.336697
5,000,001 to 10,000,000	12	88,579,889.60	9.10%	20	5.2826	1.388732	1.41-1.50	6	92,234,353.95	9.48%	21	4.8051	1.455659
10,000,001 to 15,000,000	9	112,843,281.56	11.59%	20	5.1195	1.391033	1.51-1.60	7	215,275,633.24	22.12%	13	4.0008	1.535523
15,000,001 to 20,000,000	5	89,849,711.59	9.23%	20	4.8551	1.213083	1.61-1.70	4	22,324,898.36	2.29%	20	5.1567	1.650611
20,000,001 to 30,000,000	2	41,295,608.38	4.24%	20	5.0516	0.779340	1.71-1.80	4	12,070,483.08	1.24%	21	5.3578	1.736231
30,000,001 to 50,000,000	3	116,035,637.97	11.92%	10	4.4174	1.298395	1.81-1.90	1	5,156,219.33	0.53%	20	5.4340	1.865600
50,000,001 to 100,000,000	2	166,980,819.61	17.16%	20	4.5962	0.735705	1.91-2.00	3	28,273,317.38	2.90%	19	5.2056	1.948515
100,000,001 or greater	1	150,000,000.00	15.41%	19	4.0530	1.530100	2.01 or greater	10	154,397,598.44	15.86%	20	5.0115	2.225434
Totals	73	973,282,087.85	100.00%	19	4.7681	1.296733	Totals	73	973,282,087.85	100.00%	19	4.7681	1.296733
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	24	131,366,524.35	13.50%	19	5.0190	NAP	South Carolina	1	1,391,429.33	0.14%	19	5.3300	2.583400
Arizona	5	28,860,373.21	2.97%	20	4.8534	1.601778	Texas	12	103,749,120.16	10.66%	20	5.0143	1.598542
Arkansas	1	4,068,408.05	0.42%	21	5.2650	1.462400	Washington	1	4,234,252.76	0.44%	21	5.2100	1.590400
California	8	33,221,893.57	3.41%	21	5.6623	1.354681	Wisconsin	1	2,759,912.68	0.28%	20	4.8000	0.917200
Colorado	2	6,855,537.64	0.70%	21	5.4979	2.550954	Totals	111	973,282,087.85	100.00%	19	4.7681	1.296733
Florida	11	80,256,364.58	8.25%	20	4.9569	1.959678
									Property Type³
Georgia	3	17,511,739.78	1.80%	21	5.3920	1.034200
Hawaii	2	22,459,232.21	2.31%	21	5.6562	1.758716		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	6	108,435,990.12	11.14%	20	4.3322	(0.446989)		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	4	10,416,202.45	1.07%	21	5.4760	1.317100	Defeased	24	131,366,524.35	13.50%	19	5.0190	NAP
Kansas	1	3,590,065.18	0.37%	21	5.7040	1.466000	Industrial	3	30,752,228.46	3.16%	20	5.1613	2.014135
Kentucky	1	34,896,080.16	3.59%	(17)	2.7200	1.525800	Lodging	10	164,894,325.06	16.94%	21	4.9520	(0.005791)
Maine	1	9,954,797.82	1.02%	20	4.8655	2.110600	Mixed Use	5	43,560,458.65	4.48%	21	5.3495	2.089189
Massachusetts	1	12,197,040.20	1.25%	21	5.2170	1.546700	Mobile Home Park	18	97,593,054.48	10.03%	20	4.8921	2.083790
Michigan	4	20,491,752.69	2.11%	21	5.2031	1.760984	Multi-Family	10	56,330,995.27	5.79%	20	5.2565	1.307535
Minnesota	4	1,767,666.58	0.18%	21	5.6100	1.360500	Office	12	239,529,617.04	24.61%	20	4.3349	1.521821
Missouri	1	565,653.30	0.06%	21	5.6100	1.360500	Retail	27	199,051,070.89	20.45%	14	4.5458	1.228736
New Jersey	1	6,092,163.84	0.63%	21	5.4600	1.595400	Self Storage	2	7,655,766.97	0.79%	21	5.4912	2.440642
New Mexico	2	10,676,808.70	1.10%	20	5.2043	1.511995	Totals	111	973,282,087.85	100.00%	19	4.7681	1.296733
New York	3	200,519,400.88	20.60%	19	4.3726	1.397246
North Carolina	3	21,817,147.66	2.24%	20	4.8791	1.586770
North Dakota	1	12,948,966.02	1.33%	19	4.3270	1.307100
Ohio	2	14,932,323.23	1.53%	21	5.0768	0.976590
Oklahoma	1	3,309,520.91	0.34%	21	5.4850	1.706600
Pennsylvania	4	61,387,673.10	6.31%	21	4.9115	1.104865

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	16	131,366,524.35	13.50%	19	5.0190	NAP	Defeased	16	131,366,524.35	13.50%	19	5.0190	NAP
	4.000% or less	1	34,896,080.16	3.59%	(17)	2.7200	1.525800	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	2	222,875,960.48	22.90%	20	4.1169	0.689827	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	4	61,306,609.39	6.30%	19	4.3447	0.934084	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	5	82,539,624.66	8.48%	21	4.6623	1.438345	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	7	142,759,149.75	14.67%	20	4.8507	1.787605	49 months or greater	57	841,915,563.50	86.50%	19	4.7289	1.260394
	5.001% to 5.250%	12	87,564,339.21	9.00%	20	5.1454	1.604935	Totals	73	973,282,087.85	100.00%	19	4.7681	1.296733
	5.251% to 5.500%	15	105,736,033.11	10.86%	21	5.3724	1.763652
	5.501% to 5.750%	6	27,801,978.53	2.86%	21	5.6031	1.643267
	5.751% or greater	5	76,435,788.21	7.85%	21	5.8982	0.657663
	Totals	73	973,282,087.85	100.00%	19	4.7681	1.296733
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	16	131,366,524.35	13.50%	19	5.0190	NAP	Defeased	16	131,366,524.35	13.50%	19	5.0190	NAP
	60 months or less	57	841,915,563.50	86.50%	19	4.7289	1.260394	Interest Only	1	150,000,000.00	15.41%	19	4.0530	1.530100
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	56	691,915,563.50	71.09%	19	4.8755	1.201924
	Totals	73	973,282,087.85	100.00%	19	4.7681	1.296733	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	73	973,282,087.85	100.00%	19	4.7681	1.296733
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	16	131,366,524.35	13.50%	19	5.0190	NAP				None
Underwriter's Information		1	2,548,046.65	0.26%	21	5.6100	1.706858
	12 months or less	54	818,176,366.84	84.06%	19	4.7114	1.290981
	13 to 24 months	1	8,838,072.28	0.91%	20	4.4500	0.436200
	25 months or greater	1	12,353,077.73	1.27%	20	5.9100	(0.267900)
	Totals	73	973,282,087.85	100.00%	19	4.7681	1.296733
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 13 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	300640001	OF	New York	NY	Actual/360	4.053%	523,512.50	0.00	0.00	N/A	06/06/23	--	150,000,000.00	150,000,000.00	11/06/21
2	300760002	MH	Various	Various	Actual/360	4.865%	395,055.66	186,439.26	0.00	N/A	07/06/23	--	94,291,298.39	94,104,859.13	11/01/21
3	300760003	LO	Chicago	IL	Actual/360	4.248%	267,475.99	236,262.34	0.00	N/A	08/06/23	--	73,112,222.82	72,875,960.48	12/06/20
4	623100025	OF	Cranberry Township	PA	Actual/360	4.660%	197,123.63	89,387.53	0.00	N/A	08/06/23	--	49,123,982.90	49,034,595.37	11/06/21
5	406100120	MF	Various	CA	Actual/360	4.825%	186,600.13	67,688.00	0.00	N/A	06/06/23	--	44,911,280.22	44,843,592.22	11/06/21
6	300640002	RT	Louisville	KY	Actual/360	2.720%	81,921.78	80,012.90	0.00	N/A	06/06/20	--	34,976,093.06	34,896,080.16	11/06/21
7	406100129	LO	East Elmhurst	NY	Actual/360	5.892%	163,159.54	53,148.48	0.00	N/A	08/06/23	--	32,158,110.92	32,104,962.44	11/06/21
9	406100119	RT	Peoria	IL	Actual/360	4.327%	78,808.97	45,802.02	0.00	N/A	06/06/23	--	21,150,934.67	21,105,132.65	10/06/21
11	406100136	Various San Francisco		CA	Actual/360	5.809%	101,166.35	33,918.70	0.00	N/A	08/06/23	--	20,224,394.43	20,190,475.73	11/06/21
12	300760012	LO	Austin	TX	Actual/360	4.778%	79,321.67	38,429.02	0.00	N/A	08/06/23	--	19,279,089.56	19,240,660.54	11/06/21
13	406100126	IN	Fort Worth	TX	Actual/360	5.129%	83,868.73	35,972.56	0.00	N/A	07/06/23	--	18,989,266.91	18,953,294.35	11/06/21
14	406100118	RT	Victor	NY	Actual/360	4.327%	68,761.61	39,962.72	0.00	N/A	06/06/23	--	18,454,401.16	18,414,438.44	11/06/21
15	300760015	LO	Valdosta	GA	Actual/360	5.392%	81,539.78	49,713.60	0.00	N/A	08/06/23	--	17,561,453.38	17,511,739.78	11/06/21
16	406100145	MU	Honolulu	HI	Actual/360	5.358%	66,665.81	50,072.06	0.00	N/A	08/06/23	--	14,449,115.71	14,399,043.65	11/06/21
17	300760017	OF	Raleigh	NC	Actual/360	4.640%	62,977.48	32,304.48	0.00	N/A	07/06/23	--	15,761,882.96	15,729,578.48	11/06/21
18	623100008	MF	Houston	TX	Actual/360	4.800%	61,855.41	30,485.69	0.00	N/A	04/06/23	--	14,965,018.61	14,934,532.92	11/06/21
19	695100156	MF	Southfield	MI	Actual/360	4.655%	58,082.05	29,627.16	0.00	N/A	07/06/23	--	14,489,822.79	14,460,195.63	11/06/21
20	695100162	RT	Indiana	PA	Actual/360	5.910%	63,160.78	57,751.48	0.00	N/A	07/06/23	--	12,410,829.21	12,353,077.73	12/06/19
22	406100117	RT	Fargo	ND	Actual/360	4.327%	48,352.91	28,101.64	0.00	N/A	06/06/23	--	12,977,067.66	12,948,966.02	11/06/21
23	300760023	MF	Kent	OH	Actual/360	5.045%	55,609.41	24,436.57	0.00	N/A	08/06/23	--	12,800,529.22	12,776,092.65	11/06/21
24	300760024	MU	Naples	FL	Actual/360	5.289%	58,326.08	23,480.63	0.00	N/A	08/06/23	--	12,806,487.09	12,783,006.46	11/06/21
25	300760025	RT	Woburn	MA	Actual/360	5.217%	54,881.30	19,390.51	0.00	N/A	08/06/23	--	12,216,430.71	12,197,040.20	11/06/21
26	300760026	RT	Various	IN	Actual/360	5.476%	49,255.05	29,272.01	0.00	N/A	08/06/23	--	10,445,474.46	10,416,202.45	11/06/21
27	406100133	LO	Honolulu	HI	Actual/360	6.189%	43,257.23	56,502.48	0.00	N/A	08/06/23	--	8,116,691.04	8,060,188.56	11/06/21
29	406100123	RT	Various	AZ	Actual/360	4.693%	40,631.31	18,963.66	0.00	N/A	07/06/23	--	10,054,283.14	10,035,319.48	11/06/21
30	695100167	MU	Thousand Oaks	CA	Actual/360	5.618%	46,579.50	16,694.10	0.00	N/A	08/06/23	--	9,628,394.81	9,611,700.71	11/06/21
31	695100176	OF	Various	Various	Actual/360	5.265%	41,624.81	18,404.57	0.00	N/A	08/06/23	--	9,181,100.04	9,162,695.47	11/06/21
32	300760032	MF	Houston	TX	Actual/360	5.265%	43,111.93	14,963.80	0.00	N/A	05/06/23	--	9,510,013.45	9,495,049.65	11/06/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
33	625100021	RT	Fairview Heights	IL	Actual/360	4.450%	33,938.66	18,699.95	0.00	N/A	07/01/23	--	8,856,772.23	8,838,072.28	08/01/21
34	300760034	IN	Irving	TX	Actual/360	5.354%	40,266.13	14,622.49	0.00	N/A	08/06/23	--	8,733,782.74	8,719,160.25	11/06/21
35	300760035	IN	Laredo	TX	Actual/360	5.332%	38,546.91	15,374.25	0.00	N/A	07/06/23	--	8,394,591.23	8,379,216.98	11/06/21
36	304101061	RT	Houston	TX	Actual/360	5.110%	36,064.12	15,574.50	0.00	N/A	07/06/23	--	8,195,873.19	8,180,298.69	11/06/21
38	695100164	RT	Hickory	NC	Actual/360	5.214%	31,510.03	20,439.91	0.00	N/A	07/06/23	--	7,018,084.94	6,997,645.03	11/06/21
40	300760040	OF	East Lansing	MI	Actual/360	5.150%	29,637.48	19,611.62	0.00	N/A	07/06/23	--	6,683,051.14	6,663,439.52	11/06/21
41	623100022	LO	Pennsville	NJ	Actual/360	5.460%	28,723.97	17,153.61	0.00	N/A	08/06/23	--	6,109,317.45	6,092,163.84	11/06/21
42	623100024	MH	Various	Various	Actual/360	5.610%	16,897.48	9,644.26	3.14	N/A	08/06/23	--	6,052,931.20	3,488,195.38	11/06/21
42A	623110024				Actual/360	5.610%	12,343.22	7,044.91	7,044.91	N/A	08/06/23	--	0.01	2,548,046.65	11/06/21
43	406100128	MF	Grand Rapids	MI	Actual/360	5.202%	28,717.44	11,925.91	0.00	N/A	08/06/23	--	6,410,858.91	6,398,933.00	11/06/21
44	623100021	MF	Houston	TX	Actual/360	5.100%	26,677.16	11,492.21	0.00	N/A	05/01/23	--	6,074,494.53	6,063,002.32	11/01/21
45	695100163	RT	Casa Grande	AZ	Actual/360	5.203%	27,122.23	11,328.51	0.00	N/A	07/06/23	--	6,053,581.00	6,042,252.49	11/06/21
46	625100019	IN	Palm Bay	FL	Actual/360	4.450%	22,034.26	12,218.62	0.00	N/A	06/05/23	--	5,750,151.51	5,737,932.89	11/05/21
47	300760047	MF	Houston	TX	Actual/360	5.260%	26,282.57	10,756.59	0.00	N/A	07/06/23	--	5,802,604.29	5,791,847.70	11/06/21
48	304101063	RT	Albuquerque	NM	Actual/360	4.950%	25,595.33	10,060.51	0.00	N/A	07/06/23	--	6,004,769.24	5,994,708.73	11/06/21
49	417000115	LO	Greenville	TX	Actual/360	5.434%	24,196.03	14,670.67	0.00	N/A	07/06/23	--	5,170,890.00	5,156,219.33	11/06/21
51	406100124	MH	Highlands	TX	Actual/360	5.557%	25,469.25	9,384.35	0.00	N/A	07/06/23	--	5,322,510.33	5,313,125.98	11/06/21
52	406100134	MH	Bloomington	IL	Actual/360	5.805%	25,931.04	8,706.18	0.00	N/A	08/06/23	--	5,187,504.90	5,178,798.72	11/06/21
54	695100165	MF	Montgomery	AL	Actual/360	5.520%	23,514.20	7,783.25	0.00	N/A	04/06/23	--	4,946,887.29	4,939,104.04	11/06/21
55	695100171	SS	Albuquerque	NM	Actual/360	5.530%	22,335.22	8,256.20	0.00	N/A	08/06/23	--	4,690,356.17	4,682,099.97	11/06/21
56	625100024	RT	Glendale	AZ	Actual/360	4.720%	18,393.25	9,158.30	0.00	N/A	07/05/23	--	4,525,402.03	4,516,243.73	11/05/21
57	695100173	RT	Belfair	WA	Actual/360	5.210%	19,051.62	12,285.11	0.00	N/A	08/06/23	--	4,246,537.87	4,234,252.76	11/06/21
58	623100018	MU	Chicago	IL	Actual/360	5.160%	19,863.36	8,425.39	0.00	N/A	07/06/23	--	4,470,374.60	4,461,949.21	11/06/21
59	623100023	RT	Odessa	TX	Actual/360	5.460%	19,149.32	11,435.73	0.00	N/A	08/06/23	--	4,072,878.75	4,061,443.02	11/06/21
60	300760060	LO	Austin	TX	Actual/360	5.258%	17,493.05	11,113.58	0.00	N/A	08/06/23	--	3,863,543.67	3,852,430.09	11/06/21
61	304101062	MF	Athens	GA	Actual/360	5.400%	18,155.82	8,424.14	0.00	N/A	07/06/23	--	3,904,477.06	3,896,052.92	11/06/21
62	695100172	OF	Birmingham	MI	Actual/360	5.365%	18,484.77	6,685.89	0.00	N/A	08/06/23	--	4,001,152.70	3,994,466.81	11/06/21
63	623100026	RT	Denver	CO	Actual/360	5.550%	18,584.71	6,821.68	0.00	N/A	08/06/23	--	3,888,692.32	3,881,870.64	11/06/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 15 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
64	304101066	RT	West Bloomfield	MI	Actual/360	5.120%	15,188.56	10,072.88	0.00	N/A	08/06/23	--	3,444,986.24	3,434,913.36	11/06/21
65	406100127	RT	Mebane	NC	Actual/360	5.767%	18,540.13	6,307.63	0.00	N/A	08/06/23	--	3,733,391.38	3,727,083.75	11/06/21
67	406100135	RT	Shawnee Mission	KS	Actual/360	5.704%	17,663.78	6,143.03	0.00	N/A	08/06/23	--	3,596,208.21	3,590,065.18	11/06/21
69	406100115	IN	El Cajon	CA	Actual/360	4.921%	14,519.79	6,760.37	0.00	N/A	06/06/23	--	3,426,477.50	3,419,717.13	11/06/21
70	695100168	RT	Tulsa	OK	Actual/360	5.485%	15,659.29	5,880.94	0.00	N/A	08/06/23	--	3,315,401.85	3,309,520.91	11/06/21
71	304101057	OF	Conroe	TX	Actual/360	4.630%	12,878.01	6,156.23	0.00	N/A	07/06/23	--	3,230,043.83	3,223,887.60	11/06/21
72	623100017	MF	Cartersville	GA	Actual/360	4.620%	11,037.01	8,656.29	0.00	N/A	04/06/23	--	2,774,279.37	2,765,623.08	11/06/21
73	300760073	SS	Peyton	CO	Actual/360	5.430%	13,929.47	5,367.15	0.00	N/A	07/06/23	--	2,979,034.15	2,973,667.00	11/06/21
74	304101058	RT	Hartford	WI	Actual/360	4.800%	11,439.70	7,755.70	0.00	N/A	07/06/23	--	2,767,668.38	2,759,912.68	11/06/21
75	406100100	LO	Jacksonville	FL	Actual/360	4.920%	11,565.78	5,456.40	0.00	N/A	04/06/23	--	2,729,925.62	2,724,469.22	11/06/21
77	300760077	MF	Fayetteville	NC	Actual/360	5.070%	10,325.37	4,555.10	0.00	N/A	06/05/23	--	2,365,040.53	2,360,485.43	11/05/21
78	304101055	MU	Fort Myers	FL	Actual/360	4.880%	9,704.25	4,555.50	0.00	N/A	07/06/23	--	2,309,314.12	2,304,758.62	11/06/21
79	625100025	OF	Clovis	CA	Actual/360	4.770%	9,306.60	4,549.02	0.00	N/A	07/05/23	--	2,265,758.00	2,261,208.98	11/05/21
80	304101064	RT	Gun Barrel City	TX	Actual/360	5.350%	10,397.46	4,121.30	0.00	N/A	07/06/23	--	2,256,909.29	2,252,787.99	11/06/21
81	406100116	IN	El Cajon	CA	Actual/360	4.915%	9,243.60	4,313.19	0.00	N/A	06/06/23	--	2,184,028.91	2,179,715.72	11/06/21
83	300760083	RT	Naples	FL	Actual/360	5.249%	8,428.98	3,442.07	0.00	N/A	08/06/23	--	1,864,829.62	1,861,387.55	11/06/21
84	625100020	MF	Union	SC	Actual/360	5.330%	6,398.08	2,572.34	0.00	N/A	06/05/23	--	1,394,001.67	1,391,429.33	11/05/21
Totals							4,003,891.89	1,832,951.43	7,048.05				975,115,039.29	973,282,087.85

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	26,646,347.15	10,446,372.74	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	15,922,278.55	15,010,516.60	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	23,850.10	0.00
3	(6,107,049.97)	0.00	--	--	08/06/21	7,626,474.54	110,443.10	475,018.52	5,423,674.52	0.00	0.00
4	6,544,313.13	2,746,269.26	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
6	16,347,746.00	11,131,658.27	01/01/21	09/30/21	10/06/21	19,210,538.03	80,541.28	0.00	0.00	0.00	0.00
7	1,650,205.50	2,524,706.50	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1,116,611.08	536,358.76	01/01/21	06/30/21	--	0.00	0.00	124,428.86	124,428.86	0.00	0.00
11	1,871,322.00	1,264,987.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	323,486.00	442,492.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,928,857.54	1,632,212.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,567,727.08	969,640.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,924,827.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	4,309,306.37	3,112,849.72	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,905,976.00	935,454.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,183,438.05	1,117,728.86	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	0.00	(291,593.00)	01/01/19	09/30/19	03/08/21	10,436,365.96	1,210,501.77	67,671.55	1,829,429.47	120,422.40	0.00
22	1,586,346.21	668,157.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	955,229.48	687,701.25	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	978,635.02	686,994.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,550,352.03	722,646.17	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,361,137.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	(15,337.66)	298,290.71	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,253,410.13	567,228.53	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	945,496.09	797,254.54	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,097,709.81	536,056.49	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
33	751,262.00	118,888.00	01/01/20	03/31/20	05/06/21	1,098,824.07	68,047.31	51,845.06	155,647.49	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	1,409,278.79	736,823.90	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	994,160.70	561,105.04	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	756,390.66	515,962.26	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	406,201.64	491,262.14	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1,158,263.29	586,536.20	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	598,539.86	286,420.79	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	828,483.93	379,736.96	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	603,654.83	178,603.38	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	478,681.69	965,248.39	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	432,536.20	396,446.32	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	487,367.72	340,722.71	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	600,652.78	300,326.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	750,500.98	607,354.35	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	700,951.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	642,858.05	675,684.50	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	729,477.96	627,597.66	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
63	493,737.47	338,352.49	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
64	458,071.69	527,205.40	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
65	635,715.16	469,629.01	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
67	502,107.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
69	492,094.81	344,489.31	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
70	419,780.68	349,787.38	07/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
71	313,544.82	238,164.19	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
72	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
73	825,558.00	473,183.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
74	222,381.17	127,386.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
75	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
77	312,194.00	327,640.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
78	71,689.67	230,977.23	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	966.83	0.00
79	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
80	241,312.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
81	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
83	87,479.97	120,282.49	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
84	247,601.10	151,046.78	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	106,500,900.29	68,010,846.74				38,372,202.60	1,469,533.46	718,963.99	7,533,180.34	145,239.33	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 19 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021 Computershare. All rights reserved. Confidential.					Page 20 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/15/21	0	0.00	1	8,838,072.28	2	85,229,038.21	0	0.00	1	12,353,077.73	0	0.00	0	0.00	0	0.00	4.768090%	4.737076%	19
10/13/21	1	8,856,772.23	0	0.00	2	85,523,052.03	0	0.00	1	12,410,829.21	0	0.00	0	0.00	0	0.00	4.768341%	4.737325%	20
09/13/21	0	0.00	0	0.00	2	85,826,574.58	0	0.00	1	12,470,325.12	0	0.00	0	0.00	0	0.00	4.768614%	4.737598%	21
08/12/21	0	0.00	1	8,895,047.12	2	86,118,244.03	0	0.00	1	12,527,482.93	0	0.00	0	0.00	0	0.00	4.768858%	4.737842%	22
07/12/21	1	8,913,529.58	0	0.00	2	86,408,769.25	0	0.00	1	12,584,351.33	0	0.00	0	0.00	1	5,116,768.10	4.769100%	4.738083%	23
06/11/21	0	0.00	0	0.00	2	86,708,928.82	1	12,642,996.83	0	0.00	0	0.00	0	0.00	0	0.00	4.771392%	4.740457%	24
05/12/21	0	0.00	0	0.00	2	86,997,137.11	1	12,699,280.34	0	0.00	0	0.00	0	0.00	0	0.00	4.771627%	4.740691%	25
04/12/21	0	0.00	0	0.00	2	87,295,063.17	1	12,757,362.59	0	0.00	0	0.00	0	0.00	0	0.00	4.771884%	4.740948%	26
03/12/21	1	8,988,944.46	1	74,767,905.72	1	12,813,067.02	1	12,813,067.02	0	0.00	0	0.00	0	0.00	0	0.00	4.772114%	4.741365%	27
02/12/21	2	84,034,133.53	0	0.00	1	12,874,798.12	1	12,874,798.12	0	0.00	0	0.00	0	0.00	0	0.00	4.772416%	4.741666%	28
01/12/21	0	0.00	1	9,028,439.21	1	12,929,907.92	1	12,929,907.92	0	0.00	0	0.00	0	0.00	0	0.00	4.772640%	4.741890%	29
12/11/20	1	9,046,412.47	0	0.00	1	12,984,738.68	1	12,984,738.68	0	0.00	0	0.00	0	0.00	0	0.00	4.772861%	4.742111%	30
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021 Computershare. All rights reserved. Confidential.																		Page 21 of 30

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	300760003	12/06/20	10	6	475,018.52	5,423,674.52	11,094.50	75,479,770.77	03/16/21	13
9	406100119	10/06/21	0	B	124,428.86	124,428.86	0.00	21,150,934.67
20	695100162	12/06/19	22	6	67,671.55	1,829,429.47	160,312.82	13,634,149.50	11/20/18	7			05/24/21
33	625100021	08/01/21	2	2	51,845.06	155,647.49	24,218.47	8,895,047.12	06/11/20	13
Totals					718,963.99	7,533,180.34	195,625.79	119,159,902.06
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		34,896,080	34,896,080	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		938,386,008	844,318,897	81,714,033		12,353,078
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-21	973,282,088	879,214,977	0	8,838,072	72,875,960	12,353,078
Oct-21	975,115,039	880,735,215	8,856,772	0	73,112,223	12,410,829
Sep-21	977,053,736	856,168,600	0	35,058,562	73,356,249	12,470,325
Aug-21	978,870,686	883,857,395	0	8,895,047	73,590,761	12,527,483
Jul-21	980,679,934	885,357,635	8,913,530	0	73,824,418	12,584,351
Jun-21	987,721,946	865,713,453	0	0	109,365,496	12,642,997
May-21	989,524,011	867,148,239	0	0	109,676,491	12,699,280
Apr-21	991,433,951	868,678,695	0	0	109,997,893	12,757,363
Mar-21	993,220,271	861,111,467	8,988,944	74,767,906	35,538,887	12,813,067
Feb-21	995,347,172	862,812,786	84,034,134	0	35,625,454	12,874,798
Jan-21	997,116,874	939,454,764	0	9,028,439	35,703,763	12,929,908
Dec-20	998,879,077	941,066,038	9,046,412	0	35,781,889	12,984,739
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021 Computershare. All rights reserved. Confidential.							Page 23 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	300760003	72,875,960.48	75,479,770.77	73,600,000.00	04/13/21	(6,285,431.21)	(1.03970)	12/31/20	08/06/23	200
6	300640002	34,896,080.16	34,896,080.16	83,000,000.00	08/23/21	10,424,202.77	1.52580	09/30/21	06/06/20	260
20	695100162	12,353,077.73	13,634,149.50	5,300,000.00	11/06/20	(291,593.00)	(0.26790)	09/30/19	07/06/23	139
33	625100021	8,838,072.28	8,895,047.12	8,700,000.00	01/20/21	68,894.00	0.43620	03/31/20	07/01/23	259
Totals		128,963,190.65	132,905,047.55	170,600,000.00		3,916,072.56

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 24 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
3	300760003	LO	IL	03/16/21	13

The loan is 60+days delinquent. Collateral for the Loan is the 403-key W Chicago - City Center. The Sponsor for the Loan is Park Hotels & Resorts. Borrower has submitted DD and discussions are underway.

6	300640002	RT	KY	06/16/20	1

Property is a 673,782 SF regional mall in Louisville, KY. Borrower was unable to pay off the Loan on the Maturity Date. AS of 9/30/21, the total mall occupancy was 95%. The Special Servicer is currently in discussion with the Borrower on a potential workout and/or deed-in-lieu.

20	695100162	RT	PA	11/20/18	7

REO Title Date: 5/24/21: The subject property is a single-story, enclosed regional mall located in Indiana, PA, which is 46mi NW of Pittsburgh. Developed in 1979 on a 44-acre parcel, w/1,971 parking spaces (4.31:1). The property consists of

457,199 sf of leasable area and is anchored by JC Penney and Kohl's. As of 10/28/21, the property is 49% leased/occupied. Crossed with or is companion: N.A Deferred Maintenance/Repair Issues: Pending evaluation. Leasing Summary:

None. Marketing Summary: Asset is not currently on the market.

33	625100021	RT	IL	06/11/20	13

Loan transferred to SS 6/15/20. Working with Sponsor towards a resolution. SS continues to oversee cash management disbursements. SS continues coordinating Borrower presentation of a resolution for consideration. Currently, Borrower is seeking Loan rein statement.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021 Computershare. All rights reserved. Confidential.								Page 25 of 30

Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
7	406100129	33,067,437.80	5.89200%	33,067,437.80 5.89200%		10	08/06/20	06/06/20	09/08/20
27	406100133	8,940,370.72	6.18900%	8,940,370.72 6.18900%		10	07/09/20	06/06/20	08/06/20
Totals		42,007,808.52		42,007,808.52
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021 Computershare. All rights reserved. Confidential.									Page 26 of 30

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
50	406100091	0.00	0.00	0.00	304,614.80	6,408,558.40	6,103,943.60	63,989.26	0.00	63,989.26	0.00	0.00%
68	625100028 10/15/18	3,727,414.08	13,800,000.00	3,821,073.39	134,874.60	3,821,073.39	3,686,198.79	41,215.29	0.00	(493.74)	41,709.03	1.04%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		3,727,414.08	13,800,000.00	3,821,073.39	439,489.40	10,229,631.79	9,790,142.39	105,204.55	0.00	63,495.52	41,709.03

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 27 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
68	625100028	03/12/19	0.00	0.00	41,709.03	0.00	0.00	493.74	0.00	0.00	41,709.03
		10/15/18	0.00	0.00	41,215.29	0.00	0.00	41,215.29	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	41,709.03	0.00	0.00	41,709.03	0.00	0.00	41,709.03

© Copyright 2021 Computershare. All rights reserved. Confidential.											Page 28 of 30

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	15,739.44	0.00	0.00	27,835.25	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	7,529.58	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	3,500.00	0.00	0.00	52,663.07	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	30,269.02	0.00	0.00	80,498.32	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		110,767.34

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 29 of 30

Supplemental Notes
None

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 30 of 30